Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 01, 2015		Feb. 23, 2014		Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Cash Flows from Operating Activities:
Net income	$ 38,283		$ 49,623		$ 104,309		$ 228,136		$ 140,959
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,475		26,945		109,474		115,720		122,608
Asset impairments	184		234		6,531		8,330		27,031
(Gain)Loss on disposal of assets	26		3		(197)		(2,112)		(351)
Unrealized foreign exchange losses (gains)	7,489		(3,785)		5,392		4,573		(3,146)
Realized loss (gain) on settlement of forward foreign exchange contracts not designated for hedge accounting	3,960		(5,915)		6,184		2,904		(8,508)
Employee benefit plans' amortization from accumulated other comprehensive loss and settlement losses	4,272		3,692		45,787		22,686		1,412
Employee benefit plans' curtailment gain, net					0		(564)		(2,391)
Noncash loss (gain) on extinguishment of debt, net of write-off of unamortized debt issuance costs					5,103		689		(3,643)
Noncash restructuring charges	335	[1]	957	[1]	3,347	[1]	0	[1]	0
Amortization of deferred debt issuance costs	926		1,099		3,878		4,331		4,323
Stock-based compensation	3,600		2,314		12,441		8,249		5,965
Allowance for doubtful accounts	519		703		662		1,158		5,024
Deferred income taxes					(28,177)		37,520		19,853
Change in operating assets and liabilities:
Trade receivables	129,587		63,555		(51,367)		65,955		145,717
Inventories	30,939		(55,739)		(6,184)		(63,920)		87,547
Other current assets	(12,647)		(8,749)		5,377		32,808		34,384
Other non-current assets	(2,048)		168		4,094		10,081		1,019
Accounts payable and other accrued liabilities	(106,432)		(45,417)		(28,871)		3,107		46,578
Restructuring liabilities	(16,009)		56,978		66,574		0		0
Income tax liabilities	3,203		3,020		16,639		(24,042)		(27,811)
Accrued salaries, wages and employee benefits and long-term employee related benefits	(74,484)		(53,302)		(42,878)		(51,974)		(74,140)
Other long-term liabilities	(201)		(326)		(3,740)		8,618		7,995
Other, net	(348)		(384)		(1,469)		(985)		551
Net cash provided by operating activities	37,629		35,674		232,909		411,268		530,976
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(21,152)		(20,434)		(73,396)		(91,771)		(83,855)
Proceeds from sale of assets	11		47		8,049		2,277		640
(Payments) proceeds on settlement of forward foreign exchange contracts not designated for hedge accounting	(3,960)		5,915		(6,184)		(2,904)		8,508
Acquisitions, net of cash acquired	0		(75)		(318)		(400)		(491)
Net cash used for investing activities	(25,101)		(14,547)		(71,849)		(92,798)		(75,198)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt					0		140,000		385,000
Repayments of long-term debt and capital leases	(741)		(1,029)		(395,853)		(327,281)		(407,963)
Proceeds from senior revolving credit facility	35,000		0		265,000		0		50,000
Repayments of senior revolving credit facility	(135,000)		0		(165,000)		0		(250,000)
Proceeds from short-term credit facilities	7,753		3,088		24,372		46,187		121,200
Repayments of short-term credit facilities	(5,045)		(2,423)		(24,000)		(53,726)		(124,517)
Other short-term borrowings, net	689		(7,179)		(10,080)		(3,711)		2,623
Debt issuance costs					(2,684)		(2,557)		(7,376)
Restricted cash	736		560		1,060		(139)		565
Repurchase of common stock					(5,314)		(5,744)		(603)
Excess tax benefits from stock-based compensation	75		29		826		1,538		168
Dividend to stockholders					(30,003)		(25,076)		(20,036)
Net cash used for financing activities	(96,533)		(6,954)		(341,676)		(230,509)		(250,939)
Effect of exchange rate changes on cash and cash equivalents	(11,520)		(601)		(10,387)		(4,837)		(3,247)
Net (decrease) increase in cash and cash equivalents	(95,525)		13,572		(191,003)		83,124		201,592
Beginning cash and cash equivalents	298,255		489,258		489,258		406,134		204,542
Ending cash and cash equivalents	202,730		502,830		298,255		489,258		406,134
Noncash Investing Activity:
Purchases of property, plant and equipment not yet paid at end of period	9,993		5,209
Supplemental disclosure of cash flow information:
Cash paid for interest during the period	2,020		2,490		110,029		121,827		128,718
Cash paid for income taxes during the period, net of refunds	$ 18,049		$ 13,441		$ 60,525		$ 47,350		$ 49,346

[1]	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in "Pension liability" and "Postretirement medical benefits" in the Company's consolidated balance sheets.